UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-09096
                                    ---------

                                AmeriPrime Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN    46204
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Freddie Jacobs, Jr.
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  317-917-7000
                                                   -----------------
Date of fiscal year end:   10/31
                        -----------

Date of reporting period:  10/31/04
                         -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

================================================================================
                                 AAM EQUITY FUND
================================================================================












                                  ANNUAL REPORT

                                OCTOBER 31, 2004









                                  FUND ADVISOR:

                       APPALACHIAN ASSET MANAGEMENT, INC.
                           1018 KANAWHA BOULEVARD EAST
                                    SUITE 301
                         CHARLESTON, WEST VIRGINIA 25301

                            TOLL FREE (888) 905-2283

                      MANAGEMENT'S DISCUSSION AND ANALYSIS


Dear Shareholder:

In review of the last twelve months ended October 31, 2004, the AAM Equity Fund was up 6.89% while the S&P 500 Index was up 9.41%. Your AAM Equity Fund has continued to focus on a more evenly weighted industry sector approach and has attempted to avoid chasing market trends. As such, the Fund has lagged behind the market the last twelve months. The overall stock market has been quite volatile over the last twelve months, and many investors are surprised to learn the market is up almost 10%. The majority of the stocks in the Fund have performed as expected over the last year, and the strengthening economy and low interest rates should be a good environment for stocks in the near future.

As I write this letter I have the pleasure of knowing the recent Presidential results. I was optimistic for the stock market before the election, and with the reelection of President Bush, I feel fairly confident that this administration may be accommodative for the stock market. The AAM Equity Fund is designed to provide long term value relative to the stock market, and in this vain, I have made no substantive changes to our portfolio based on the Presidential election results. I continue to be bullish on the tax law changes that affect dividends and the lower capital gains rate.

Our largest sector weightings have been in health care and financial stocks over the past year. The financial sector has done well for us but health care has continued to lag the market. I am quite optimistic long term that health care may begin to realize its value and the consumer sector may show added strength in the coming months.

All eyes will now be focused on what policy changes Mr. Bush implements early in his next administration, and what, if any, effect the coming elections in Iraq will have on foreign policy and the reduction in terrorist concerns. As your investment manager, I will continue to keep my eye on the current market trends but manage the portfolio for long-term growth.

Thank you for your ownership of the AAM Equity Fund, and I look forward to serving you in the future.



Sincerely,

/s/ Knox H. Fuqua

Knox H. Fuqua
President
Appalachian Asset Management, Inc.

                               INVESTMENT RESULTS



                                                      AVERAGE ANNUAL TOTAL RETURNS
                                               (FOR THE PERIODS ENDING OCTOBER 31, 2004)

                                                                           SINCE INCEPTION
                                            ONE YEAR       FIVE YEAR        JUNE 30, 1998
                                           ------------   ------------   ---------------------

AAM EQUITY FUND                                  6.89%         -0.56%                   1.08%

S&P 500 INDEX                                    9.41%         -2.22%                   1.43%

DOW JONES INDUSTRIAL AVERAGE                     4.45%          0.59%                   3.73%

THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-888-905-2283.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.
** The Indexes are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The S&P 500 Index and Dow Jones Industrial Average are widely recognized unmanaged indexes representative of broader markets and ranges of securities than is found in the Fund's portfolio. Individuals cannot invest directly in the Indexes; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

 The Fund is distributed by Unified Financial Securities, Inc.

GROWTH OF A $10,000 INVESTMENT IN THE AAM EQUITY FUND, S&P 500 INDEX AND THE DOW
                            JONES INDUSTRIAL AVERAGE

                               [GRAPHIC OMITTED]

                AAM Equity Fund      DJIA       S&P 500 Index

     6/30/1998      10,000.00     10,000.00      10,000.00
    10/31/1998       9,430.00      9,650.96       9,739.10
     4/30/1999      11,120.00     12,220.16      11,915.10
    10/31/1999      11,008.58     12,248.75      12,241.50
     4/30/2000      11,821.53     12,342.99      13,121.55
    10/31/2000      11,590.33     12,716.06      12,986.08
     4/30/2001      10,962.97     12,545.97      11,420.17
    10/31/2001       9,703.43     10,701.96       9,753.89
     4/30/2002      10,401.12     11,835.03       9,978.32
    10/31/2002       8,588.27     10,105.91       8,280.52
     4/30/2003       8,765.63     10,322.65       8,650.79
    10/31/2003      10,012.02     12,074.02      10,000.89
     4/30/2004      10,548.38     12,729.09      10,627.93
    10/31/2004      10,702.15     12,611.50      10,941.54

The chart above assumes an initial investment of $10,000 made on June 30, 1998 (commencement of Fund operations) and held through October 31, 2004. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE
RESULTS. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

FUND HOLDINGS - (UNAUDITED)
-------------

AAM EQUITY FUND HOLDINGS AS OF OCTOBER 31,20041

 [GRAPHIC OMITTED]

DOMESTIC COMMON STOCKS                                     91.33%
AMERICAN DEPOSITARY RECEIPTS                                6.22%
MONEY MARKET SECURITIES                                     1.44%
OTHER ASSETS IN EXCESS OF LIABILITIES                       1.01%

1As a percentage of net assets.


AVAILABILITY OF PORTFOLIO SCHEDULE - (UNAUDITED)
----------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs are available at the SEC's website at www.sec.gov. The Fund's Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SUMMARY OF FUND'S EXPENSES - (UNAUDITED)
--------------------------

As a shareholder of the Fund, you incur ongoing costs, including management fees and trustee expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (May 1, 2004) and held for the entire period (through October 31, 2004).

Actual Expenses
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.



  --------------------------------- --------------------- -------------------------- --------------------------
                                     BEGINNING ACCOUNT         ENDING ACCOUNT          EXPENSES PAID DURING
          AAM EQUITY FUND                  VALUE                    VALUE                  PERIOD* ENDED
                                        MAY 1, 2004           OCTOBER 31, 2004           OCTOBER 31, 2004
  --------------------------------- --------------------- -------------------------- --------------------------
  Actual                                 $1,000.00                 $1,014.58                    $5.81

  --------------------------------- --------------------- -------------------------- --------------------------
   Hypothetical                           $1,000.00                $1,019.36                    $5.83
  (5% return before expenses)
  --------------------------------- --------------------- -------------------------- --------------------------

*Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the number of days in the period).

AAM EQUITY FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2004

COMMON STOCKS - 97.55%                                                          SHARES              VALUE
                                                                               ----------        -------------

AIRCRAFT ENGINES & ENGINE PARTS - 1.93%
United Technologies Corp.                                                          3,000            $ 278,460
                                                                                                 -------------

BIOLOGICAL PRODUCTS - 2.37%
Amgen, Inc.  (a)                                                                   6,000              340,800
                                                                                                 -------------

CHEMICAL & ALLIED PRODUCTS - 2.19%
Dow Chemical Co.                                                                   7,000              314,580
                                                                                                 -------------

COMPUTER COMMUNICATION EQUIPMENT - 2.27%
Cisco Systems, Inc. (a)                                                           17,000              326,570
                                                                                                 -------------

CRUDE PETROLEUM & NATURAL GAS - 1.85%
EOG Resources, Inc.                                                                4,000              266,240
                                                                                                 -------------

ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS - 2.13%
Medtronic, Inc.                                                                    6,000              306,660
                                                                                                 -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT - 2.37%
General Electric Co.                                                              10,000              341,200
                                                                                                 -------------

ELECTRONIC COMPUTERS - 1.95%
Dell, Inc. (a)                                                                     8,000              280,480
                                                                                                 -------------

FARM MACHINERY & EQUIPMENT - 1.66%
Deere & Co.                                                                        4,000              239,120
                                                                                                 -------------

FINANCE SERVICES - 3.67%
American Express Co.                                                               4,500              238,815
First Data Corp.                                                                   7,000              288,960
                                                                                                 -------------
                                                                                                      527,775
                                                                                                 -------------

FIRE, MARINE & CASUALTY INSURANCE - 4.16%
Berkshire Hathaway, Inc. - Class B (a)                                               100              280,400
Markel Corp. (a)                                                                   1,000              318,000
                                                                                                 -------------
                                                                                                      598,400
                                                                                                 -------------

HOSPITAL & MEDICAL SERVICE PLANS - 1.68%
Anthem, Inc. (a)                                                                   3,000              241,200
                                                                                                 -------------

INDUSTRIAL INORGANIC CHEMICALS - 1.76%
Praxair, Inc.                                                                      6,000              253,200
                                                                                                 -------------

LIFE INSURANCE - 2.15%
Jefferson-Pilot Corp.                                                              6,400              309,056
                                                                                                 -------------

MALT BEVERAGES - 1.73%
Anheuser-Busch Co.                                                                 5,000              249,750
                                                                                                 -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.30%
International Game Technology                                                     10,000              330,400
                                                                                                 -------------

METAL MINING - 1.85%
Rio Tinto Plc. (b)                                                                 2,500              265,750
                                                                                                 -------------

NATIONAL COMMERCIAL BANKS - 4.88%
Bank of America Corp.                                                              8,000              358,320
Wachovia Corp.                                                                     7,000              344,470
                                                                                                 -------------
                                                                                                      702,790
                                                                                                 -------------


See accompanying notes which are an integral part of the financial statements.

                                       6

AAM EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
OCTOBER 31, 2004

COMMON STOCKS - 97.55% - CONTINUED                                              SHARES              VALUE
                                                                               ----------        -------------

OIL & GAS FIELD SERVICES - 1.31%
Schlumberger Ltd.                                                                  3,000            $ 188,820
                                                                                                 -------------

ORTHOPEDIC, PROSTHETIC & SURGICAL APPLIANCES & SUPPLIES - 2.16%
Zimmer Holdings, Inc. (a)                                                          4,000              310,360
                                                                                                 -------------

PERFUMES, COSMETICS & OTHER TOILET PREPARATIONS - 4.41%
Colgate-Palmolive Co.                                                              7,000              312,340
Estee Lauder Companies, Inc. - Class A                                             7,500              322,125
                                                                                                 -------------
                                                                                                      634,465
                                                                                                 -------------

PERSONAL CREDIT INSTITUTIONS - 1.54%
Capital One Financial Corp.                                                        3,000              221,280
                                                                                                 -------------

PETROLEUM REFINING - 7.65%
BP Plc. (b)                                                                        4,000              233,000
Exxon Mobil Corp.                                                                  5,000              246,100
Murphy Oil Corp.                                                                   3,500              280,070
Suncor Energy, Inc.                                                               10,000              341,000
                                                                                                 -------------
                                                                                                    1,100,170
                                                                                                 -------------

PHARMACEUTICAL PREPARATIONS - 6.56%
Eli Lilly & Co.                                                                    5,000              274,550
Johnson & Johnson                                                                  6,000              350,280
Pfizer, Inc.                                                                      11,000              318,450
                                                                                                 -------------
                                                                                                      943,280
                                                                                                 -------------

PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 1.89%
Eastman Kodak Co.                                                                  9,000              272,520
                                                                                                 -------------

RADIOTELEPHONE COMMUNICATIONS - 1.81%
Dominion Resources, Inc.                                                           4,050              260,496
                                                                                                 -------------

RETAIL - AUTO DEALERS & GASOLINE STATIONS - 1.56%
Carmax, Inc. (a)                                                                   8,500              223,890
                                                                                                 -------------

RETAIL - DRUG STORES & PROPRIETARY STORES - 1.99%
Walgreen Co.                                                                       8,000              287,120
                                                                                                 -------------

RETAIL - LUMBER & OTHER BUILDING MATERIALS DEALERS - 2.35%
Lowe's Companies, Inc.                                                             6,000              337,680
                                                                                                 -------------

SEMICONDUCTORS & RELATED DEVICES - 2.63%
Intel Corp.                                                                       17,000              378,420
                                                                                                 -------------

SERVICES - MISCELLANEOUS AMUSEMENT & RECREATION  - 2.85%
Harrahs Entertainment, Inc.                                                        7,000              409,640
                                                                                                 -------------

SERVICES - PREPACKAGED SOFTWARE - 7.45%
Check Point Software Technologies Ltd. (a)                                        18,000              407,178
Electronic Arts, Inc. (a)                                                          7,000              314,440
Microsoft Corp.                                                                   12,500              349,875
                                                                                                 -------------
                                                                                                    1,071,493
                                                                                                 -------------

SHIP & BOAT BUILDING & PREPARING - 1.92%
General Dynamics Corp.                                                             2,700              275,724
                                                                                                 -------------

STATE COMMERCIAL BANKS - 2.26%
Bank of New York, Inc.                                                            10,000              324,600
                                                                                                 -------------


See accompanying notes which are an integral part of the financial statements.

                                       7

AAM EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
OCTOBER 31, 2004

COMMON STOCKS - 97.55% - CONTINUED                                              SHARES              VALUE
                                                                               ----------        -------------

TELEPHONE COMMUNICATIONS -2.75%
America Movil - Series L (b)                                                       9,000         $   396,000
                                                                                                 -------------

WHOLESALE - GROCERIES & RELATED PRODUCTS - 1.56%
Sysco Corp.                                                                        7,000              225,890
                                                                                                 -------------

TOTAL COMMON STOCKS (COST $12,380,788)                                                             14,034,279
                                                                                                 -------------

MONEY MARKET SECURITIES - 1.44%
Huntington Money Market Fund - Investment Shares, 0.69% (c)                      207,986              207,986
                                                                                                 -------------

TOTAL MONEY MARKET SECURITIES (COST $207,986)                                                         207,986
                                                                                                 -------------

TOTAL INVESTMENTS (COST $12,588,774) - 98.99%                                                    $ 14,242,265
                                                                                                 -------------

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.01%                                                         144,904
                                                                                                 -------------

TOTAL NET ASSETS - 100.00%                                                                       $  14,387,169
                                                                                                 =============

(a)  Non-income producing.
(b)  American Depositary Receipts.
(c) Variable rate security; the coupon rate shown represents the rate at October 31, 2004.


See accompanying notes which are an integral part of the financial statements.

                                       8

AAM EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2004



ASSETS
Investments in securities, at value (cost $12,588,774)                                                         $ 14,242,265
Receivable for fund shares sold                                                                                     150,000
Dividends receivable                                                                                                  7,442
Interest receivable                                                                                                     442
                                                                                                           -----------------
     TOTAL ASSETS                                                                                                14,400,149
                                                                                                           -----------------

LIABILITIES
Payable to advisor                                                                                                   12,639
Trustee fees accrued                                                                                                    341
                                                                                                           -----------------
     TOTAL LIABILITIES                                                                                               12,980
                                                                                                           -----------------

NET ASSETS                                                                                                     $ 14,387,169
                                                                                                           =================

NET ASSETS CONSIST OF:
Paid in capital                                                                                                  12,158,377
Accumulated undistributed net investment income                                                                      23,785
Accumulated net realized gain from investment transactions                                                          551,516
Net unrealized appreciation on investments                                                                        1,653,491
                                                                                                           -----------------

NET ASSETS                                                                                                     $ 14,387,169
                                                                                                           =================

Shares outstanding (unlimited number of shares authorized)                                                        1,378,354
                                                                                                           -----------------

Net Asset Value,
offering and redemption price per share                                                                             $ 10.44
                                                                                                           =================


See accompanying notes which are an integral part of the financial statements.

                                       9

AAM EQUITY FUND
STATEMENT OF OPERATIONS
FISCAL YEAR ENDED OCTOBER 31, 2004



INVESTMENT INCOME
Dividend income                                                                                            $    204,189
Interest income                                                                                                   1,361
                                                                                                         ---------------
  TOTAL INCOME                                                                                                  205,550
                                                                                                         ---------------

EXPENSES
Investment advisor fee                                                                                          167,594
Trustee expenses                                                                                                  2,864
                                                                                                         ---------------
  TOTAL EXPENSES                                                                                                170,458
Less: Reimbursement by advisor (a)                                                                               (2,864)
                                                                                                         ---------------
Net operating expenses                                                                                          167,594
                                                                                                         ---------------
NET INVESTMENT INCOME                                                                                            37,956
                                                                                                         ---------------


REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain on investment securities                                                                    1,534,722
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                                    (375,538)
                                                                                                         ---------------
Net realized and unrealized gain on investment securities                                                     1,159,184
                                                                                                         ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                        $ 1,197,140
                                                                                                         ===============

(a) See note 3 to the financial statements.


See accompanying notes which are an integral part of the financial statements.

                                       10

AAM EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                    YEAR ENDED              YEAR ENDED
                                                                                 OCTOBER 31, 2004        OCTOBER 31, 2003
                                                                              -----------------------  ---------------------
OPERATIONS
  Net investment income                                                                 $     37,956           $     59,212
  Net realized gain (loss) on investment securities                                        1,534,722               (393,606)
  Change in net unrealized appreciation (depreciation)                                      (375,538)             2,830,509
                                                                              -----------------------  ---------------------
  Net increase in net assets resulting from operations                                     1,197,140              2,496,115
                                                                              -----------------------  ---------------------

DISTRIBUTIONS
  From net investment income                                                                 (60,011)               (70,691)
                                                                              -----------------------  ---------------------
  Total distributions                                                                        (60,011)               (70,691)
                                                                              -----------------------  ---------------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                                9,175,749             10,047,931
  Reinvestment of distributions                                                                3,501                  5,718
  Amount paid for shares repurchased                                                     (13,159,746)            (3,105,260)
                                                                              -----------------------  ---------------------
  Net increase (decrease) in net assets resulting
     from capital share transactions                                                      (3,980,496)             6,948,389
                                                                              -----------------------  ---------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                   (2,843,367)             9,373,813
                                                                              -----------------------  ---------------------

NET ASSETS
  Beginning of year                                                                       17,230,536              7,856,723
                                                                              -----------------------  ---------------------

  End of year                                                                           $ 14,387,169           $ 17,230,536
                                                                              =======================  =====================

Accumulated undistributed net
   investment income included
   in net assets at end of period                                                           $ 23,785               $ 45,840
                                                                              -----------------------  ---------------------

CAPITAL SHARE TRANSACTIONS
  Shares sold                                                                                887,602              1,173,999
  Shares issued in reinvestment of distributions                                                 340                    664
  Shares repurchased                                                                      (1,267,027)              (343,834)
                                                                              -----------------------  ---------------------

  Net increase (decrease) from capital share transactions                                   (379,085)               830,829
                                                                              =======================  =====================


See accompanying notes which are an integral part of the financial statements.

                                       11

AAM EQUITY FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)
                                                                                         YEARS ENDED OCTOBER 31
                                                                    ----------------------------------------------------------------

                                                                       2004          2003          2002         2001         2000
                                                                    ----------    ----------    ---------    ----------   ----------

SELECTED PER SHARE DATA:
Net asset value, beginning of period                                   $ 9.80        $ 8.48       $ 9.63       $ 11.53      $ 10.99
                                                                    ----------    ----------    ---------    ----------   ----------
Income from investment operations:
  Net investment income                                                  0.03          0.04         0.09          0.05         0.03
  Net realized and unrealized gain (loss)                                0.65          1.36        (1.19)        (1.92)        0.55
                                                                    ----------    ----------    ---------    ----------   ----------
Total from investment operations                                         0.68          1.40        (1.10)        (1.87)        0.58
                                                                    ----------    ----------    ---------    ----------   ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                            (0.04)        (0.08)       (0.05)        (0.03)       (0.04)
                                                                    ----------    ----------    ---------    ----------   ----------
Total distributions                                                     (0.04)        (0.08)       (0.05)        (0.03)       (0.04)
                                                                    ----------    ----------    ---------    ----------   ----------

Net asset value, end of period                                        $ 10.44        $ 9.80       $ 8.48        $ 9.63      $ 11.53
                                                                    ==========    ==========    =========    ==========   ==========

TOTAL RETURN                                                            6.89%        16.58%      -11.49%       -16.28%        5.28%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 14,387      $ 17,231      $ 7,857       $ 5,371      $ 5,295
Ratio of expenses to average net assets                                 1.15%         1.20%        1.33%         1.30%        1.35%
Ratio of expenses to average net assets
   before reimbursement                                                 1.17%         1.15%        1.20%         1.15%        1.15%
Ratio of net investment income to
   average net assets                                                   0.26%         0.41%        0.83%         0.30%        0.02%
Ratio of net investment income to
   average net assets before reimbursement                              0.24%         0.47%        0.95%         0.46%        0.22%
Portfolio turnover rate                                                49.76%        34.26%       20.06%        21.63%       32.79%


See accompanying notes which are an integral part of the financial statements.

                                 AAM EQUITY FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                                OCTOBER 31, 2004

NOTE 1.  ORGANIZATION

AAM Equity Fund (the "Fund") was organized as a diversified series of the AmeriPrime Funds (the "Trust") on June 30, 1998. The Trust is a registered open-end investment company, established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees of the Trust (the "Board") to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund's investment objective is to provide long-term capital appreciation. The Fund's advisor is Appalachian Asset Management, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

                                 AAM EQUITY FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                                OCTOBER 31, 2004

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions - The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions, which are recorded on the ex-dividend date, are automatically reinvested in the Fund unless shareholders request cash distributions on their application or through a written request. The Fund expects that its distributions will consist primarily of capital gains and will be made at least annually. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund's investment advisor is Appalachian Asset Management, Inc. Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of disinterested person trustees and extraordinary expenses (including organizational expenses). As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.15% of the average daily net assets of the Fund. For the year ended October 31, 2004, the Advisor was contractually entitled to receive fees of $167,594 from the Fund. The Advisor has contractually agreed through February 28, 2005 to reimburse the Fund for the fees and expenses of the disinterested Trustees to the extent necessary to maintain the Fund's total annual operating expenses at 1.15% of average daily net assets. For the year ended October 31, 2004, the Advisor reimbursed trustee fees of $2,864. As of October 31, 2004, the Fund owed the Advisor $12,639.

The Trust retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or officers or shareholders of Unified Financial Services, Inc. (the parent of Unified).

Unified Financial Securities, Inc. (the "Distributor") acts as the principal distributor of the Fund's shares. There were no payments made by the Fund to the Distributor during the year ended October 31, 2004. A Trustee of the Trust is a shareholder of Unified Financial Services, Inc. (the parent company of the Distributor), and certain officers of the Trust are a director and/or officers of the Distributor. As a result, those persons may be deemed to be affiliates of the Distributor.

                                 AAM EQUITY FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                                OCTOBER 31, 2004

NOTE 4.  INVESTMENTS

For the year ended October 31, 2004, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

PURCHASES
     U.S. Government Obligations           $        -
     Other                                  7,137,295
SALES
     U.S. Government Obligations           $        -
     Other                                 10,491,075


As of October 31, 2004, the net unrealized appreciation of investments for tax purposes was as follows:

Gross Appreciation          $ 1,886,380
Gross (Depreciation)           (232,889)
                        ----------------
Net Appreciation
on Investments              $ 1,653,491
                        ================

At October 31, 2004, the aggregate cost of securities for federal income tax purposes was $12,588,774.

NOTE 5.  ESTIMATES

Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2004, RSBCO was the record owner of 79.64% of the outstanding shares of the Fund. Shares held by RSBCO are beneficially owned by discretionary investment advisory clients of AAM Investments, LLC. As a result, AAM Investments, LLC, which is a related party of the Advisor, may be deemed to beneficially own these shares and may be deemed to control the Fund.

NOTE 7. DISTRIBUTION TO SHAREHOLDERS

On December 29, 2003, the Fund paid an investment income dividend of $0.0351 per share to shareholders of record on December 26, 2003.

                                 AAM EQUITY FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                                OCTOBER 31, 2004

The tax character of distributions paid during fiscal years 2004 and 2003 were as follows:

                                     2004           2003
                                 ------------- ---------------
Ordinary income                      $ 60,011        $ 70,691
Long-term Capital Gain                      -               -
                                 ------------- ---------------
Total distributions paid             $ 60,011        $ 70,691
                                 ============= ===============

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)                $   23,785
Undistributed long-term capital gain/(accumulated losses)            551,516
Unrealized appreciation/(depreciation)                             1,653,491

                                                              ---------------
                                                                  $2,228,792
                                                              ===============
NOTE 8. CHANGE OF AUDITORS

On March 3, 2004, McCurdy & Associates CPA's, Inc. ("McCurdy") notified the Fund of its intention to resign as the Fund's independent auditors upon selection of replacement auditors.

On March 14, 2004, the Board and the Fund's Audit Committee selected Cohen McCurdy, Ltd. ("Cohen") to replace McCurdy as the Fund's auditors for the fiscal year ending October 31, 2004 to be effective upon the resignation of McCurdy.

On March 14, 2004, upon receipt of notice that Cohen was selected as the Fund's auditor, McCurdy resigned as independent auditors to the Fund. McCurdy's reports on the Fund's financial statements for the fiscal year ended October 31, 2003 contained no adverse opinion or a disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal period stated above and through the term of engagement with McCurdy, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy, would have caused the Advisor to make reference to the subject matter of the disagreements in connection with its report on the Fund's financial statements for such period.

Neither  the Fund nor anyone on its behalf  consulted  with Cohen on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund's financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
             -------------------------------------------------------

To The Shareholders and
Board of Trustees
AAM Equity Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the AAM Equity Fund as of October 31, 2004, and the related statement of operations, the statement of changes in net assets and the financial highlights for the fiscal year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 2003 and the financial highlights for the periods indicated prior to October 31, 2004 were audited by McCurdy & Associates CPA's, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd. McCurdy & Associates CPA's, Inc. expressed unqualified opinions on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and cash held as of October 31, 2004 by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AAM Equity Fund as of October 31, 2004, the results of operations, changes in net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Cohen McCurdy

Cohen McCurdy, Ltd.
Westlake, Ohio
December 21, 2004

TRUSTEES AND OFFICERS (UNAUDITED)
---------------------------------

INDEPENDENT TRUSTEES

----------------------------------------------------- ----------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH FUND   PRINCIPAL OCCUPATION DURING PAST 5 YEARS AND OTHER
COMPLEX,** TERM OF POSITION WITH TRUST                DIRECTORSHIPS
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director,  Vice  President  and  Chief  Investment  Officer  of
                                                      Legacy Trust Company,  N.A.  since 1992.  Trustee of AmeriPrime
Trustee, 1995 to present                              Advisors  Trust since July 2002 and Unified  Series Trust since
                                                      December 2002.  Trustee of CCMI Funds since June 2003.  Trustee of Access Variable Insurance Trust, since April 2003.
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President and founder, The Rose, Inc., a registered  investment advisor,  since  April  1993.  Trustee of  AmeriPrime  Advisors
Trustee, December 2002 to present                     Trust  since  November  2002 and  Unified  Series  Trust  since
                                                      December 2002. Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               President,   2004  to  present,   Vice  President  and  General
                                                      Manager,  1990  to  2003,  International  Crankshaft  Inc.,  an
Trustee, December 2002 to present                     automotive  equipment   manufacturing  company;   Trustee,  The
                                                      Unified  Funds,  from  1994 to 2002;  Trustee,  Firstar  Select
                                                      Funds,  a REIT  mutual  fund,  from  1997 to 2000.  Trustee  of
                                                      AmeriPrime  Advisors  Trust  since  November  2002 and  Unified
                                                      Series Trust since December  2002.  Trustee of CCMI Funds since
                                                      June 2003.
----------------------------------------------------- ----------------------------------------------------------------

INTERESTED TRUSTEES AND PRINCIPAL OFFICERS

--------------------------------------------------- ------------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH      PRINCIPAL OCCUPATION DURING PAST 5 YEARS
FUND COMPLEX,** TERM OF POSITION WITH TRUST         AND OTHER DIRECTORSHIPS
--------------------------------------------------- ------------------------------------------------------------------
Ronald C. Tritschler (1952)***                      Chief Executive  Officer,  Director and legal counsel of The Webb
                                                    Companies,  a national real estate company, from 2001 to present;
Trustee, December 2002 to present                   Executive  Vice President and Director of The Webb Companies from
                                                    1990 to 2000;  Director,  First  State  Financial,  from  1998 to present;  Director,  Vice  President  and legal  counsel  for The
                                                    Traxx  Companies,  an owner and operator of  convenience  stores, from 1989 to present.  Trustee of AmeriPrime Advisors Trust since
                                                    November  2002 and  Unified  Series  Trust since  December  2002.
                                                    Trustee of CCMI Funds since June 2003.
--------------------------------------------------- ------------------------------------------------------------------
Anthony J. Ghoston (1959)                           Executive  Vice  President of Unified Fund  Services,  Inc. since
                                                    June 2004;  Senior Vice President of Unified Fund Services,  Inc.
President, July 2004 to present                     April  2003  to  June  2004;  Senior  Vice  President  and  Chief
                                                    Information  Officer of Unified  Financial  Services,  Inc. since
                                                    1997.
--------------------------------------------------- ------------------------------------------------------------------
Thomas G. Napurano (1941)                           Director  and  Officer,   Unified  Financial  Securities,   Inc.,
                                                    December 2004 to present;  Chief Financial  Officer and Executive
Chief Financial Officer and Treasurer, October      Vice President of Unified  Financial  Services,  Inc., the parent
2002 to present                                     company of the Trust's  administrator and Distributor;  Director,
                                                    Unified  Financial  Services,  Inc., from 1989 to March 2002. CFO of  AmeriPrime  Advisors  Trust  since  October  2002 and Unified
                                                    Series Trust since  December  2002.  CFO of CCMI Funds since June
                                                    2003.
--------------------------------------------------- ------------------------------------------------------------------
Freddie Jacobs, Jr., CPA (1970)                     Vice President Fund Administration,  Unified Fund Services, Inc.,
                                                    December 2003 to present;  Assistant Vice President, U.S. Bancorp
Secretary, September 2004 to present                Fund Services LLC, 2000 to December  2003,  Trust Officer 1998 to
                                                    2000.  Principal Accounting Officer Lindbergh Funds since 2004.
--------------------------------------------------- ------------------------------------------------------------------
Lynn  E. Wood (1946)                                Chairman, Unified Financial Securities, Inc. 1997 to December 2004,
                                                    President and Chief  Compliance  Officer, 1997 to 2000; Chief
Chief Compliance Officer, September 2004 to         Compliance Officer, Unified Financial Services, Inc. 2000 to
present                                             September 2004; Director of Compliance, Unified Fund Services, Inc.
                                                    October 2003 to November 2004.
--------------------------------------------------- ------------------------------------------------------------------

  * The address for each of the trustees and officers is 431 N. Pennsylvania St., Indianapolis, IN 46204.
 ** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex consists of 31 series.
*** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the distributor of certain series in the Fund Complex.



The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request. You may call toll-free (888) 905-2283 to request a copy of the SAI or to make shareholder inquiries.

                                  PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the twelve month period ended June 30, 2004 are available without charge upon request by calling the Fund at 1-888-905-2283 and in documents filed with the SEC on the SEC's website at www.sec.gov.


TRUSTEES
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Anthony J. Ghoston, President
Thomas G. Napurano, Chief Financial Officer and Treasurer
Freddie Jacobs, Jr., Secretary
Lynn Wood, Chief Compliance Officer

INVESTMENT ADVISOR
Appalachian Asset Management
1018 Kanawha Boulevard East, Suite 301
Charleston, West Virginia  25301

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy Ltd.
826 Westpoint Parkway, Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut St., Suite 1400
Cincinnati, OH 45202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut St.
Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204







This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
     (3)  Compliance with applicable governmental laws, rules, and regulations;
     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
     (5)  Accountability for adherence to the code.

(c)  Amendments:

     During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)  Waivers:

     During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

 ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) The registrant's Board of Trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered the possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  AUDIT FEES

         FY 2003           $ 9,500
         FY 2004           $ 9,800


(b)  AUDIT-RELATED FEES

                         Registrant

         FY 2003           $ 0
         FY 2004           $ 0
         Nature of the fees:

(c)  TAX FEES

                          Registrant

         FY 2003           $ 650
         FY 2004           $ 675
         Nature of the fees:    preparation of 1120-RIC

(d)  ALL OTHER FEES

                          Registrant

         FY 2003           $ 1,022
         FY 2004           $ 1,015
         Nature of the fees:    consents, out-of-pockets

(e)  (1) AUDIT COMMITTEE'S PRE-APPROVAL POLICIES

     The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors' specific representations as to their independence;

     (2)  PERCENTAGES OF SERVICES APPROVED BY THE AUDIT COMMITTEE

                                                     Registrant
                   Audit-Related Fees:               100%
                   Tax Fees:                         100%
                   All Other Fees:                   100%

     None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                          Registrant

         FY 2003           $ 1,672
         FY 2004           $ 1,690

(h) Not applicable. The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.   Not applicable - schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of December 22, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1) Code is filed herewith

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable

(b)  Certification  pursuant to 18 U.S.C.  Section 1350, as adopted  pursuant to
     Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AmeriPrime Funds

By
*   /s/ Anthony J. Ghoston
 -------------------------------------------------------------------------------
         Anthony J. Ghoston, President

Date  12/29/04
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*       /s/ Anthony J. Ghoston
 -------------------------------------------------------------------------------
         Anthony J. Ghoston, President

Date    12/29/04
    ----------------------------------------------------------------------------

By
*       /s/ Thomas G. Napurano
 -------------------------------------------------------------------------------
         Thomas G. Napurano, Chief Financial Officer and Treasurer

Date     12/29/04
    ----------------------------------------------------------------------------